United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas August 9, 2011
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      232      200 SH       Sole                      200
3M Company                     COM              88579y101     1583    16694 SH       Sole                    16694
AT&T Inc.                      COM              00206r102      445    14170 SH       Sole                    14170
Abbott Labs                    COM              002824100     1371    26055 SH       Sole                    26055
American Express Co            COM              025816109     1726    33380 SH       Sole                    33380
Amgen Inc                      COM              031162100     1153    19765 SH       Sole                    19765
Anadarko Pete Corp             COM              032511107      430     5600 SH       Sole                     5600
Apple Computer Inc             COM              037833100     1239     3692 SH       Sole                     3692
Baker Hughes Inc               COM              057224107     1817    25037 SH       Sole                    25037
Bristol Myers Squibb           COM              110122108      316    10925 SH       Sole                    10925
CSX Corp                       COM              126408103      472    18000 SH       Sole                    18000
CVS/Caremark Corp              COM              126650100     1321    35148 SH       Sole                    35148
Cisco Systems Inc              COM              17275r102     1292    82766 SH       Sole                    82766
Citigroup Inc.                 COM              172967101      213     5115 SH       Sole                     5115
Coca Cola Co                   COM              191216100      959    14250 SH       Sole                    14250
Corning Inc                    COM              219350105     1726    95116 SH       Sole                    95116
EMC Corp.                      COM              268648102     2578    93593 SH       Sole                    93593
Emerson Elec Co                COM              291011104     1422    25275 SH       Sole                    25275
Expeditors Intl Wash           COM              302130109     2096    40940 SH       Sole                    40940
Exxon Mobil Corp               COM              302290101     3243    39845 SH       Sole                    39845
Fluor Corp                     COM              343412102     1445    22350 SH       Sole                    22350
General Electric Co.           COM              369604103     1721    91277 SH       Sole                    91277
International Business Machine COM              459200101     3688    21500 SH       Sole                    21500
L3 Communications              COM              502424104     1376    15735 SH       Sole                    15735
Lowes Cos Inc                  COM              548661107     1497    64224 SH       Sole                    64224
Microsoft Corp                 COM              594918104     1410    54237 SH       Sole                    54237
Monsanto Co                    COM              61166w101     1276    17592 SH       Sole                    17592
Oceaneering Intl               COM              675232102      324     8000 SH       Sole                     8000
Oracle Corp                    COM              68389X105     2352    71454 SH       Sole                    71454
Pepsico Inc                    COM              713448108     1453    20633 SH       Sole                    20633
Pfizer Inc                     COM              717081103     1027    49859 SH       Sole                    49859
Pitney Bowes Inc               COM              724479100      383    16666 SH       Sole                    16666
Schlumberger Ltd               COM              806857108     1751    20265 SH       Sole                    20265
Scotts Companies               COM              810186106     1670    32550 SH       Sole                    32550
Southwestern Energy            COM              845467109     1392    32455 SH       Sole                    32455
Stryker Corp                   COM              863667101     1294    22050 SH       Sole                    22050
Tellabs Inc                    COM              879664100       92    20000 SH       Sole                    20000
Transocean Sedco Forex         COM              8817h1009     1400    21678 SH       Sole                    21678
United Parcel Service          COM              911312106     1203    16500 SH       Sole                    16500
United Technologies            COM              913017109     2903    32799 SH       Sole                    32799
Visa Inc.                      COM              92826c839     1574    18680 SH       Sole                    18680
Wal Mart Stores Inc            COM              931142103     3447    64872 SH       Sole                    64872
Wal-Mart de Mexico Non-Par Ord COM              p98180105       45    15032 SH       Sole                    15032
Windstream Corp                COM              9738w1041      165    12714 SH       Sole                    12714
Zimmer Holdings, Inc.          COM              98956p102     1370    21685 SH       Sole                    21685
ISHARES TR S&P 100 IDX FD      IDX              464287101     1103    18780 SH       Sole                    18780
Schwab Strategic TR US Sml Cap IDX              808524607     4074   110977 SH       Sole                   110977
VANGUARD INDEX FDS MID CAP ETF IDX              922908629     2010    24993 SH       Sole                    24993
Vanguard Tax-Managed Europe PA IDX              921943858     3900   102409 SH       Sole                   102409
iShares Russell 2000 Growth In IDX              464287648      515     5425 SH       Sole                     5425
iShares Russell 2000 Index Fun IDX              464287655      230     2775 SH       Sole                     2775
iShares S & P 500              IDX              464287200      494     3731 SH       Sole                     3731
ishares Russell 1000 Growth In IDX              464287614     5819    95576 SH       Sole                    95576
ishares Russell Mid Cap Growth IDX              464287481      432     6980 SH       Sole                     6980
ishares S&P 1500               IDX              464287150      318     5275 SH       Sole                     5275


Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Tablle Value Total: $80,788

List of Other Included Managers:
No.		13F File Number		Name

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